Income Taxes (Details) - Schedule of deferred income taxes resulting from income and expense	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of deferred income taxes resulting from income and expense [Abstract]
Expected tax at statutory rates	21.00%	21.00%
Nondeductible Expenses	(11.72%)	(11.00%)
State Income Tax, Net of Federal benefit	1.59%	5.00%
Current Year Change in Valuation Allowance	(5.83%)	(15.00%)
Prior Deferred True-Ups	(5.03%)